Statement of Changes in Net Assets Available for Benefits - EBP 91-0369590 002 [Member] - USD ($)		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
Investment income
Net appreciation in fair value of investments	$ 2,003,673
Dividends	342,840
Other interest	8,594
Net investment income		$ 2,355,107
Interest income on notes receivable from participants		30,899
Contributions
Participants		1,875,564
Employer		528,203
Rollovers		1,361,049
Total contributions		3,764,816
Total additions		6,150,822
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO:
Benefits paid to participants		4,028,418
Benefits paid to other		12,393
Reversal of certain prior deemed distributions of participant loans		(19,046)
Administrative expenses		95,892
Total deductions		4,117,657
CHANGE IN NET ASSETS		2,033,165
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of year		18,574,499
End of year	$ 20,607,664	$ 20,607,664